S000010797 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	98 Months Ended	120 Months Ended	133 Months Ended	324 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%			16.78%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%			12.87%
Columbia Large Cap Growth Opportunity Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent		24.17%	13.68%			12.44%
Performance Inception Date					Oct. 26, 2016
Columbia Large Cap Growth Opportunity Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		24.53%	13.97%			12.73%
Performance Inception Date	Oct. 02, 2024
Columbia Large Cap Growth Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.33%	12.62%			12.06%
Performance Inception Date								Dec. 31, 1997
Columbia Large Cap Growth Opportunity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	8.76%			8.61%
Performance Inception Date								Dec. 31, 1997
Columbia Large Cap Growth Opportunity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	9.19%			8.79%
Performance Inception Date								Dec. 31, 1997
Columbia Large Cap Growth Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		24.79%	14.24%			13.01%
Performance Inception Date								Dec. 31, 1997
Columbia Large Cap Growth Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		24.83%	14.31%			13.09%
Performance Inception Date							Dec. 11, 2013
Columbia Large Cap Growth Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		24.94%	14.38%			13.05%
Performance Inception Date				Mar. 01, 2017